Parent Company Financial Statements	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Parent Company Financial Statements
Parent Company Financial Statements
The following tables present the financial statements of the Parent Company without consolidation of its banking and non-banking subsidiaries, as of and for the years indicated:
Statement of Income - Parent Company

	Years Ended December 31,
(In millions)	2018	2017	2016
Cash dividends from consolidated banking subsidiary	$785	$2,224	$640
Cash dividends from consolidated non-banking subsidiaries and unconsolidated entities	41	12	75
Other, net	58	127	92
Total revenue	884	2,363	807
Interest expense	381	297	249
Other expenses	162	94	107
Total expenses	543	391	356
Income tax (benefit)	(127)	(86)	(47)
Income before equity in undistributed income of consolidated subsidiaries and unconsolidated entities	468	2,058	498
Equity in undistributed income of consolidated subsidiaries and unconsolidated entities:
Consolidated banking subsidiary	1,944	(1)	1,624
Consolidated non-banking subsidiaries and unconsolidated entities	181	99	16
Net income	$2,593	$2,156	$2,138

Statement of Condition - Parent Company

	As of December 31,
(In millions)	2018	2017
Assets:
Interest-bearing deposits with consolidated banking subsidiary	$486	$532
Trading account assets	357	361
Investment securities available-for-sale	224	43
Investments in subsidiaries:
Consolidated banking subsidiary	25,966	23,033
Consolidated non-banking subsidiaries	6,726	6,762
Unconsolidated entities	106	63
Notes and other receivables from:
Consolidated banking subsidiary	64	273
Consolidated non-banking subsidiaries and unconsolidated entities	2,337	2,843
Other assets	96	263
Total assets	$36,362	$34,173
Liabilities:
Accrued expenses and other liabilities	$685	$917
Long-term debt	10,940	10,986
Total liabilities	11,625	11,903
Shareholders’ equity	24,737	22,270
Total liabilities and shareholders’ equity	$36,362	$34,173

Statement of Cash Flows - Parent Company

	Years Ended December 31,
(In millions)	2018	2017	2016
Net cash provided by operating activities	$2,250	$2,047	$417
Investing Activities:
Net decrease (increase) in interest-bearing deposits with consolidated banking subsidiary	46	3,103	2,100
Purchases of available-for-sale securities	(224)	—	—
Investments in consolidated banking and non-banking subsidiaries	(4,883)	(7,672)	(7,600)
Sale or repayment of investment in consolidated banking and non-banking subsidiaries	2,472	4,216	6,703
Business acquisitions	—	—	(395)
Net increase in investments in unconsolidated affiliates	—	172	—
Net cash (used in) provided by investing activities	(2,589)	(181)	808
Financing Activities:
Proceeds from issuance of long-term debt, net of issuance costs	996	748	1,492
Payments for long-term debt	(1,000)	(450)	(1,000)
Proceeds from issuance of preferred stock, net of issuance costs	495	—	493
Proceeds from issuance of common stock, net of issuance costs	1,150	—	—
Repurchases of common stock	(350)	(1,292)	(1,365)
Repurchases of common stock for employee tax withholding	(124)	(104)	(122)
Payments for cash dividends	(828)	(768)	(723)
Net cash provided (used in) financing activities	339	(1,866)	(1,225)
Net change	—	—	—
Cash and due from banks at beginning of year	—	—	—
Cash and due from banks at end of year	$—	$—	$—